Document and Entity Information	Jul. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	0-20853
Entity Registrant Name	ANSYS, Inc.
Entity Central Index Key	0001013462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	844
Local Phone Number	462-6797
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false